Equity (Details)									6 Months Ended
	Nov. 19, 2025 USD ($) shares	Oct. 17, 2025 USD ($) $ / shares shares	Jul. 11, 2025 $ / shares shares	Aug. 16, 2024 shares	Aug. 08, 2024 USD ($) $ / shares shares	Jun. 28, 2024 shares	Jun. 21, 2024 USD ($)	Jun. 21, 2024 HKD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares	May 31, 2024 $ / shares shares
Equity [Line Items]
Ordinary share, shares authorized									625,000,000		625,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares									$ 0.00008		$ 0.00008
Ordinary share, shares issued									13,949,900		12,500,000
Share capital value (in Dollars) | $									$ 1,145		$ 1,000
Ordinary share, shares outstanding									13,949,900		12,500,000
Reverse shares split existing			5,000,000,000
Gross proceeds | $									$ 5,799,600
Underwriting discounts | $									5,799,600
Net proceeds | $									3,508,805
Offering expenses | $									$ 2,290,650
Ordinary shares unissued, par value | $ / shares									$ 0.00001
Business Acquisition [Member]
Equity [Line Items]
Total voting percentage									74.50%
IPO [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 4
Ordinary share, shares issued		1,400,000
Gross proceeds | $		$ 5,600,000							$ 5,600,000
Quality Corporate Services Ltd [Member]
Equity [Line Items]
Ordinary share, shares issued												1
Star Blessings Limited [Member]
Equity [Line Items]
Ordinary share, shares issued					92,500,000
Shares issued						924
Ordinary share, shares outstanding					92,500,000
Transfer of shares			10,387,500	83,100,000
Mr. Cheung Po LUI [Member]
Equity [Line Items]
Ordinary share, shares issued					5,000,000
Shares issued						50
Ordinary share, shares outstanding					5,000,000
Transfer of shares			625,000	5,000,000
Mr. Po TSUI [Member]
Equity [Line Items]
Ordinary share, shares issued					2,500,000
Shares issued						25
Ordinary share, shares outstanding					2,500,000
Transfer of shares			312,500	2,500,000
Accolade Consultants Limited [Member]
Equity [Line Items]
Cash consideration							$ 837,934	$ 6,531,673
Accolade Corporate Services Limited [Member]
Equity [Line Items]
Cash consideration							1,124,201	$ 8,768,765
Starry Prospect Limited [Member]
Equity [Line Items]
Cash consideration | $							121,954
Accolade IP (SG) Pte. Ltd [Member]
Equity [Line Items]
Cash consideration | $							$ 90,457
Mr. Cheung Po LUI, and Mr. Po TSUI [Member]
Equity [Line Items]
Ordinary share, shares authorized					5,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 0.00001
Stock split					100,000
Share capital value (in Dollars) | $					$ 50,000
Forever Peak Holdings Limited [Member]
Equity [Line Items]
Transfer of shares			612,500	4,900,000
River Wise Holdings Limited [Member]
Equity [Line Items]
Transfer of shares			562,500	4,500,000
Unissued Ordinary Shares [Member]
Equity [Line Items]
Ordinary share, shares authorized			625,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.00008
Ordinary share, shares issued			100,000,000							12,500,000
Ordinary share, shares outstanding			12,500,000							12,500,000
Ordinary Shares [Member]
Equity [Line Items]
Ordinary share, shares authorized												5,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares												$ 0.00001
Ordinary share, shares issued					100,000,000				12,500,000
Shares issued	49,900
Ordinary share, shares outstanding					100,000,000				12,500,000
Gross proceeds | $	$ 199,600
Ordinary Shares [Member] | Maximum [Member]
Equity [Line Items]
Ordinary share, shares outstanding									13,949,900
Ordinary Shares [Member] | Star Blessings Limited [Member]
Equity [Line Items]
Shares issued						925